Consolidated Subsidiaries - Summary of Financial Information of Consolidated Subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	₩ 239,714,965	₩ 234,804,994
Total liabilities	202,450,215	192,804,738
Sales	87,476,410	70,546,024	₩ 60,012,375
Profit (loss) for the period	(4,716,144)	(24,429,108)	₩ (5,215,581)
Korea Hydro & Nuclear Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	70,535,018	69,129,625
Total liabilities	45,660,916	42,843,974
Sales	10,798,378	10,386,091
Profit (loss) for the period	151,638	(16,382)
Korea South-East Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	13,158,245	13,855,071
Total liabilities	6,964,695	7,410,881
Sales	7,761,713	8,972,991
Profit (loss) for the period	196,522	71,662
Korea Midland Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	15,309,205	16,062,605
Total liabilities	10,368,698	10,776,943
Sales	7,611,821	8,629,165
Profit (loss) for the period	(1,844)	(58,173)
Korea Western Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	12,710,246	13,459,054
Total liabilities	7,648,441	8,125,312
Sales	6,915,233	8,112,727
Profit (loss) for the period	126,519	106,361
Korea Southern Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	13,405,076	14,011,354
Total liabilities	7,807,334	8,296,983
Sales	7,298,989	9,304,362
Profit (loss) for the period	226,811	(68,315)
Korea East-West Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	11,683,112	12,079,954
Total liabilities	5,626,034	5,818,789
Sales	5,571,885	6,925,094
Profit (loss) for the period	139,013	2,888
KEPCO Engineering & Construction Company, Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	854,704	815,533
Total liabilities	307,396	272,119
Sales	545,092	505,291
Profit (loss) for the period	32,654	17,954
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,585,380	1,555,453
Total liabilities	318,597	344,702
Sales	1,523,031	1,425,913
Profit (loss) for the period	161,849	97,881
KEPCO Nuclear Fuel Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,101,960	949,455
Total liabilities	622,157	490,215
Sales	284,066	304,405
Profit (loss) for the period	43,533	31,508
KEPCO KDN Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	733,434	734,439
Total liabilities	301,713	166,272
Sales	738,833	739,453
Profit (loss) for the period	65,495	42,584
KEPCO International HongKong Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	133,915	128,784
Total liabilities	0	0
Sales	0	0
Profit (loss) for the period	8,795	(216)
KEPCO International Philippines Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	72,830	127,744
Total liabilities	0	101
Sales	0	0
Profit (loss) for the period	4,891	9,976
KEPCO Gansu International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	7,226	7,125
Total liabilities	608	598
Sales	0	0
Profit (loss) for the period	(23)	(22)
KEPCO Philippines Holdings Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	180,592	191,634
Total liabilities	96	129
Sales	0	0
Profit (loss) for the period	8,802	39,346
KEPCO Philippines Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,607	3,799
Total liabilities	0	14
Sales	0	0
Profit (loss) for the period	127	102
KEPCO Ilijan Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	142,711	231,132
Total liabilities	800	3,642
Sales	0	23,263
Profit (loss) for the period	3,718	16,455
KEPCO Lebanon SARL
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,890
Total liabilities		10,482
Sales		0
Profit (loss) for the period		20
KEPCO Neimenggu International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	284,280	269,582
Total liabilities	4,346	3,917
Sales	0	0
Profit (loss) for the period	15,021	9,938
KEPCO Shanxi International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	707,447	597,635
Total liabilities	329,539	222,186
Sales	0	0
Profit (loss) for the period	(3,875)	(11,312)
KOMIPO Global Pte Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	411,249	388,071
Total liabilities	32,900	1,817
Sales	0	0
Profit (loss) for the period	17,174	58,030
KEPCO Netherlands B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	141,088	137,454
Total liabilities	45	64
Sales	0	0
Profit (loss) for the period	3,856	8,570
KEPCO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	749	579
Total liabilities	34	11
Sales	0	0
Profit (loss) for the period	131	102
KOSEP Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	79,308	74,180
Total liabilities	7,990	13,097
Sales	29,675	52,271
Profit (loss) for the period	10,665	24,443
KOMIPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	86,077	81,216
Total liabilities	4,014	10,327
Sales	29,676	52,272
Profit (loss) for the period	9,248	23,368
KOWEPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	86,074	81,696
Total liabilities	3,571	10,184
Sales	29,675	52,271
Profit (loss) for the period	9,001	22,745
KOSPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	32,828	41,872
Total liabilities	3,923	10,174
Sales	29,675	52,271
Profit (loss) for the period	10,329	24,362
KEPCO Middle East Holding Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	121,015	116,731
Total liabilities	107,611	102,054
Sales	0	0
Profit (loss) for the period	(1,548)	(634)
Qatrana Electric Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	491,627	513,277
Total liabilities	208,707	247,027
Sales	26,779	24,354
Profit (loss) for the period	20,949	22,578
KHNP Canada Energy Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	155,242	107,200
Total liabilities	12,379	6,218
Sales	0	0
Profit (loss) for the period	392	149
KEPCO Bylong Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	44,557	44,034
Total liabilities	465,231	437,852
Sales	0	0
Profit (loss) for the period	(16,669)	(45,880)
Korea Waterbury Uranium Limited Partnership
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	20,772	20,934
Total liabilities	44	224
Sales	0	0
Profit (loss) for the period	(67)	(116)
KEPCO Holdings de Mexico
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,171	728
Total liabilities	2,621	1,974
Sales	0	0
Profit (loss) for the period	(121)	(1,363)
KST Electric Power Company, S.A.P.I. de C.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	631,348	653,830
Total liabilities	490,470	528,315
Sales	93,843	232,893
Profit (loss) for the period	19,657	23,122
KEPCO Energy Service Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,028	2,238
Total liabilities	716	2,173
Sales	10,193	7,015
Profit (loss) for the period	251	(211)
KEPCO Netherlands S3 B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	70,613	71,326
Total liabilities	16,710	16,419
Sales	0	0
Profit (loss) for the period	1,769	4,465
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	17,303	15,753
Total liabilities	3,929	3,232
Sales	23,639	22,488
Profit (loss) for the period	1,579	3,668
PT. Cirebon Power Service
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,936	2,316
Total liabilities	714	784
Sales	9,457	9,602
Profit (loss) for the period	672	355
KOWEPO International Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	0	0
Total liabilities	10	10
Sales	0	0
Profit (loss) for the period	0	0
KOSPO Jordan LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	19,387	22,854
Total liabilities	3,881	6,964
Sales	17,665	45,009
Profit (loss) for the period	7,082	7,657
EWP America Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	46,954	47,775
Total liabilities	4,032	2,595
Sales	14,549	21,717
Profit (loss) for the period	895	4,337
KNF Canada Energy Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,261	2,116
Total liabilities	34	34
Sales	0	0
Profit (loss) for the period	(56)	(59)
EWP Barbados 1 SRL
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	434,690	395,067
Total liabilities	14,217	901
Sales	2,448	3,230
Profit (loss) for the period	36,566	34,260
Gyeonggi Green Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	180,176	220,414
Total liabilities	214,822	226,517
Sales	80,630	112,524
Profit (loss) for the period	(28,549)	(26,004)
PT. Tanggamus Electric Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	214,892	227,638
Total liabilities	150,483	163,106
Sales	2,127	3,781
Profit (loss) for the period	(2,230)	5,778
Gyeongju Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	90,616	98,513
Total liabilities	49,982	55,579
Sales	19,807	24,888
Profit (loss) for the period	6,716	9,711
KOMIPO America Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	579,403	571,200
Total liabilities	318,295	317,903
Sales	39,323	34,059
Profit (loss) for the period	3,376	(3,293)
PT. EWP Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	90,650	93,390
Total liabilities	132	5
Sales	0	0
Profit (loss) for the period	9,590	4,100
KEPCO Netherlands J3 B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	153,324	135,213
Total liabilities	13,634	63
Sales	0	0
Profit (loss) for the period	15,289	19,396
Korea Offshore Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	334,444	376,449
Total liabilities	143,827	192,335
Sales	40,313	52,526
Profit (loss) for the period	6,497	13,083
Global One Pioneer B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	143	135
Total liabilities	44	41
Sales	0	0
Profit (loss) for the period	(85)	(68)
Global Energy Pioneer B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	336	320
Total liabilities	44	40
Sales	0	0
Profit (loss) for the period	(81)	(64)
Mira Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	403,843	416,750
Total liabilities	318,557	310,529
Sales	2,683	57,135
Profit (loss) for the period	(1,590)	12,394
KOSEP Material Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	4,974	3,985
Total liabilities	542	662
Sales	4,834	4,589
Profit (loss) for the period	908	775
Commerce and Industry Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	73,671	79,172
Total liabilities	29,611	32,147
Sales	33,050	31,068
Profit (loss) for the period	(2,901)	(3,730)
KEPCO KPS Philippines Corp.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	5,775	5,294
Total liabilities	884	600
Sales	4,608	5,232
Profit (loss) for the period	97	1,004
KOSPO Chile SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	166,643	159,500
Total liabilities	75,619	70,037
Sales	0	0
Profit (loss) for the period	0	(2,811)
PT. KOWEPO Sumsel Operation and Maintenance Services
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	26	25
Total liabilities	260	252
Sales	0	0
Profit (loss) for the period	0	(94)
Hee Mang Sunlight Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	5,877	5,877
Total liabilities	2,403	2,606
Sales	689	862
Profit (loss) for the period	202	304
Fujeij Wind Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	216,082	213,113
Total liabilities	158,081	163,690
Sales	0	0
Profit (loss) for the period	15,067	16,564
KOSPO Youngnam Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	360,026	425,000
Total liabilities	255,761	312,831
Sales	410,173	568,224
Profit (loss) for the period	(7,965)	10,878
Chitose Solar Power Plant LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	98,911	109,964
Total liabilities	84,228	94,366
Sales	14,447	14,384
Profit (loss) for the period	2,059	1,615
KEPCO Energy Solution Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	322,529	317,392
Total liabilities	15,367	6,147
Sales	14,151	33,638
Profit (loss) for the period	5,384	138
KEPCO Solar Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	246,273	243,221
Total liabilities	36,127	25,405
Sales	23,234	24,778
Profit (loss) for the period	8,367	9,305
KOSPO Power Services Ltda.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	6,976	6,722
Total liabilities	7,086	4,762
Sales	17,634	17,911
Profit (loss) for the period	(211)	(358)
Energy New Industry Specialized Investment Private Investment Trust
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	454,888	451,762
Total liabilities	3,364	4,338
Sales	24,030	24,725
Profit (loss) for the period	10,812	7,093
KOEN Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	11	11
Total liabilities	128	119
Sales	0	0
Profit (loss) for the period	0	(12)
KOMIPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	13	11
Total liabilities	147	122
Sales	0	0
Profit (loss) for the period	(20)	(33)
KOWEPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	12	8
Total liabilities	142	94
Sales	0	0
Profit (loss) for the period	(43)	(7)
KOSPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	388	25
Total liabilities	541	148
Sales	0	0
Profit (loss) for the period	(20)	(17)
EWP Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	13	8
Total liabilities	13	54
Sales	0	0
Profit (loss) for the period	46	1
KOWEPO Lao International
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	13,038	8,248
Total liabilities	223	87
Sales	10,270	10,010
Profit (loss) for the period	6,268	11,185
KEPCO US Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		91
Total liabilities		0
Sales		0
Profit (loss) for the period		(19,181)
KEPCO Mangilao Holdings LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	90,445	112,948
Total liabilities	41,898	40,558
Sales	775	21,743
Profit (loss) for the period	785	21,166
Mangilao Investment LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	206,714	258,674
Total liabilities	15	4
Sales	0	0
Profit (loss) for the period	(1)	(1)
KEPCO Mangilao Solar, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	206,600	240,736
Total liabilities	1,918	373
Sales	13,593	8,870
Profit (loss) for the period	826	(14,818)
Jeju Hanlim Offshore Wind Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	459,229	185,357
Total liabilities	388,171	111,343
Sales	0	0
Profit (loss) for the period	(3,032)	(3,546)
PT. Siborpa Eco Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	12,209	12,050
Total liabilities	3	3
Sales	0	0
Profit (loss) for the period	(52)	(39)
PT. Korea Energy Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,878	1,675
Total liabilities	101	80
Sales	1,897	1,937
Profit (loss) for the period	132	(104)
KOLAT SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	46,958	48,787
Total liabilities	352	3,701
Sales	2,237	1,647
Profit (loss) for the period	1,820	1,888
KEPCO California, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	46,606	46,151
Total liabilities	6,823	4,768
Sales	613	596
Profit (loss) for the period	(385)	(670)
KEPCO Mojave Holdings, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	93,233	95,550
Total liabilities	78,328	75,846
Sales	0	0
Profit (loss) for the period	(3,901)	(4,705)
Incheon Fuel Cell Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	259,169	268,063
Total liabilities	237,409	242,176
Sales	96,924	107,193
Profit (loss) for the period	(4,112)	(5,323)
KOEN Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	11,470	9,353
Total liabilities	8,745	7,035
Sales	38,164	36,340
Profit (loss) for the period	305	356
KOMIPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	7,944	6,597
Total liabilities	4,777	4,503
Sales	37,525	35,031
Profit (loss) for the period	960	905
KOWEPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	10,300	6,266
Total liabilities	6,584	3,130
Sales	36,421	34,031
Profit (loss) for the period	264	171
KOSPO Service Co., Ltd
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	6,122	6,672
Total liabilities	4,182	5,048
Sales	30,369	28,321
Profit (loss) for the period	703	60
EWP Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	5,487	3,756
Total liabilities	3,790	2,507
Sales	26,767	24,526
Profit (loss) for the period	176	581
PT. KOMIPO Energy Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,983	2,978
Total liabilities	250	368
Sales	2,023	1,698
Profit (loss) for the period	38	83
KNF Partners Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	2,589	2,285
Total liabilities	1,106	1,053
Sales	6,380	5,997
Profit (loss) for the period	340	293
KOSPO USA Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	378,732	315,018
Total liabilities	377	430
Sales	0	0
Profit (loss) for the period	(6,351)	5,024
Nambu USA LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	297,370	297,516
Total liabilities	230	0
Sales	0	0
Profit (loss) for the period	(732)	670
Tamra Offshore Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	120,460	133,598
Total liabilities	83,161	93,639
Sales	18,570	18,332
Profit (loss) for the period	1,089	5,316
KEPCO MCS Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	111,189	114,316
Total liabilities	73,940	52,241
Sales	307,146	363,627
Profit (loss) for the period	(4,757)	8,468
KEPCO FMS Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	21,310	16,852
Total liabilities	18,142	11,667
Sales	107,336	105,339
Profit (loss) for the period	1,895	2,176
Firstkeepers Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	18,698	16,448
Total liabilities	12,437	12,912
Sales	90,575	84,620
Profit (loss) for the period	2,689	2,482
Secutec Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	16,038	12,578
Total liabilities	11,797	9,209
Sales	72,284	69,383
Profit (loss) for the period	699	690
SE Green Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	147,251	149,189
Total liabilities	114,737	114,241
Sales	40,326	49,873
Profit (loss) for the period	(1,305)	1,304
Mangilao Intermediate Holdings LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	206,771	236,266
Total liabilities	114,954	116,426
Sales	0	0
Profit (loss) for the period	(5,293)	(4,709)
KEPCO CSC Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	15,985	10,668
Total liabilities	12,170	8,937
Sales	49,502	46,559
Profit (loss) for the period	2,644	(2,134)
KOAK Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	15,000	12,626
Total liabilities	528	839
Sales	0	0
Profit (loss) for the period	714	49
KOMIPO Europe B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	86,109	81,364
Total liabilities	69	54
Sales	1,183	1,195
Profit (loss) for the period	109	1,134
Haenanum Energy Fund
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	7,415	7,416
Total liabilities	3	3
Sales	47	0
Profit (loss) for the period	(1)	(48)
Paju Ecoenergy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	60,653	61,930
Total liabilities	2,146	3,066
Sales	15,351	20,718
Profit (loss) for the period	(357)	1,290
Guam Ukudu Power LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	749,837	293,422
Total liabilities	720,795	323,292
Sales	0	0
Profit (loss) for the period	(19,904)	(31,410)
K-SOLAR SHINAN Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	298,866	320,227
Total liabilities	281,676	296,141
Sales	37,137	16,980
Profit (loss) for the period	(6,896)	3,690
KPS Partners Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	3,503	3,619
Total liabilities	1,776	2,007
Sales	12,921	12,417
Profit (loss) for the period	183	487
KEPCO E&C Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	7,167	5,676
Total liabilities	1,938	1,897
Sales	16,454	16,180
Profit (loss) for the period	1,505	1,493
Moha Solar Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	27,213	29,096
Total liabilities	29,363	31,359
Sales	0	169
Profit (loss) for the period	112	(1,137)
Ogiri Solar Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,032	1,033
Total liabilities	31	23
Sales	0	0
Profit (loss) for the period	(9)	(30)
KHNP USA LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,517	1,290
Total liabilities	140	97
Sales	1,142	1,127
Profit (loss) for the period	166	392
KOMIPO Vanphong Power Service LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	26,819	15,940
Total liabilities	3,768	3,333
Sales	21,396	20,233
Profit (loss) for the period	10,879	9,871
Energy Innovation Fund I
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	43,725	35,310
Total liabilities	419	445
Sales	0	0
Profit (loss) for the period	(766)	(961)
KHNP Chile SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	5,555	5,547
Total liabilities	4,219	4,147
Sales	0	0
Profit (loss) for the period	(66)	(16)
Yeong Yang Apollon Photovoltaic Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,529	1,566
Total liabilities	1,427	1,507
Sales	219	254
Profit (loss) for the period	42	(82)
Yeong Yang Corporation Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,519	1,559
Total liabilities	1,418	1,497
Sales	216	251
Profit (loss) for the period	39	(91)
SolarVader Co., Ltd
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,529	1,568
Total liabilities	1,421	1,500
Sales	219	256
Profit (loss) for the period	40	(78)
Yeong Yang Innovation Co., Ltd
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,510	1,557
Total liabilities	1,418	1,497
Sales	210	244
Profit (loss) for the period	32	(91)
Yeong Yang Horus Photovoltaic Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,502	1,552
Total liabilities	1,418	1,498
Sales	206	243
Profit (loss) for the period	28	(93)
Yeong Yang Solar Management Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,540	1,573
Total liabilities	1,420	1,500
Sales	224	262
Profit (loss) for the period	46	(75)
LSG Hydro Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	717	1,144
Total liabilities	8	1,159
Sales	0	0
Profit (loss) for the period	(219)	(18)
KOEN Bio Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,010	261
Total liabilities	585	219
Sales	2,467	639
Profit (loss) for the period	372	(150)
KOMIPO Iberian Solar Group, S.L.U.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	79,666	78,094
Total liabilities	66,874	65,012
Sales	0	0
Profit (loss) for the period	(931)	(1,304)
Jeongam Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	75,744	81,800
Total liabilities	63,219	68,317
Sales	8,154	10,722
Profit (loss) for the period	(958)	892
KOWEPO Europe B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	107	42,865
Total liabilities	3,177	2,422
Sales	0	0
Profit (loss) for the period	(44,685)	1,668
Yeongdeok Sunrise Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	94,615	42,187
Total liabilities	74,842	22,031
Sales	0	0
Profit (loss) for the period	(383)	(328)
KHNP Spain, S.L.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3
Total liabilities		0
Sales		0
Profit (loss) for the period		(1)
KA Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	3,173	3,937
Total liabilities	172	418
Sales	0	0
Profit (loss) for the period	126	442
Western Power Changgi Solar Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	46,950	48,770
Total liabilities	40,815	44,647
Sales	7,036	3,447
Profit (loss) for the period	2,011	(354)
EWP Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	52,734	51,105
Total liabilities	0	0
Sales	325	0
Profit (loss) for the period	337	15,203
Columboola Solar Farm Hold Co Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	311,259	310,271
Total liabilities	213,822	214,792
Sales	10,072	2,228
Profit (loss) for the period	3,217	2,884
Digital Innovation Growth Fund
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	11,624	12,594
Total liabilities	96	100
Sales	0	0
Profit (loss) for the period	(266)	(363)
J Wind First, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	52,304	33,611
Total liabilities	52,304	33,611
Sales	2,540	450
Profit (loss) for the period	0	0
KEPCO Holding Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	3,307	3,273
Total liabilities	0	17
Sales	0	0
Profit (loss) for the period	(23)	(18)
KEPCO for Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		57,501
Total liabilities		58,441
Sales		0
Profit (loss) for the period		(960)
KEPCO for Maintenance Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	118	0
Total liabilities	0	0
Sales	0	0
Profit (loss) for the period	(45)	0
KOSPO Trumbull LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	25	37
Total liabilities	0	3
Sales	0	0
Profit (loss) for the period	(10)	0
Changjuk Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	24,364	29,208
Total liabilities	3,049	3,137
Sales	6,230	9,027
Profit (loss) for the period	744	₩ 3,503
Chile Solar JV SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	98,705
Total liabilities	75,472
Sales	9,050
Profit (loss) for the period	(2,768)
KEPCO KPS South Africa Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	9,222
Total liabilities	4,236
Sales	8,512
Profit (loss) for the period	834
KOWEPO Holding Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	1,323
Total liabilities	1,371
Sales	0
Profit (loss) for the period	₩ (49)